Net (Loss)/Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - basic	¥ 2,008,335	¥ 435,915	¥ (330,873)
Reversal of accretion upon assumed conversion of preferred shares	(700,795)	429,931
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - diluted	1,307,540	865,846	(330,873)
Net loss from discontinued operations attributable to ordinary shareholders of the Company			(2,069)
Net (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	2,008,335	435,915	(332,942)
Reversal of accretion to preferred shares redemption value upon assumed conversion of preferred shares	(700,795)	429,931
Net (loss)/income attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - diluted	¥ 1,307,540	¥ 865,846	¥ (332,942)
Denominator:
Weighted average number of ordinary shares outstanding, basic	216,250,148	100,343,557	70,710,325
Dilutive effect of preferred shares	49,672,300	151,086,581
Weighted average number of ordinary shares outstanding, diluted	285,902,414	271,314,436	70,710,325
Net (loss)/income per share from continuing operations attributable to ordinary shareholders of the Company, basic	¥ 9.29	¥ 4.34	¥ (4.68)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic			(0.03)
Net (loss)/income per share, basic	9.29	4.34	(4.71)
Net (loss)/income per share from continuing operations attributable to ordinary shareholders of the Company, diluted	4.57	3.19	(4.68)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted			(0.03)
Net (loss)/income per share, diluted	¥ 4.57	¥ 3.19	¥ (4.71)
Employee Stock Option
Denominator:
Dilutive effect of share based compensation arrangements	18,643,093	13,571,872
Founders Restricted Shares
Denominator:
Dilutive effect of share based compensation arrangements	1,336,873	6,312,426